Consolidated Balance Sheets (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Investment properties:
Land	$ 345,743	$ 345,637
Construction in progress	1,434	142
Building and improvements	1,000,245	999,723
Total investment properties at cost	1,347,422	1,345,502
Less accumulated depreciation	330,897	326,546
Net investment properties	1,016,525	1,018,956
Cash and cash equivalents	8,840	13,566
Investment in securities	10,990	10,053
Accounts receivable, net	41,972	37,755
Investment in and advances to unconsolidated joint ventures	99,386	103,616
Acquired lease intangibles, net	35,837	38,721
Deferred costs, net	18,239	17,041
Other assets	13,826	15,133
Total assets	1,245,615	1,254,841
Liabilities:
Accounts payable and accrued expenses	46,738	34,768
Acquired below market lease intangibles, net	11,798	10,492
Distributions payable	4,176	4,139
Mortgages payable	477,970	483,186
Unsecured credit facilities	190,000	195,000
Convertible notes	110,728	110,365
Other liabilities	12,142	18,898
Total liabilities	853,552	856,848
Stockholders' Equity:
Preferred stock, $0.01 par value, 6,000 Shares authorized; none issued and outstanding at March 31, 2011 and December 31, 2010, respectively
Common stock, $0.01 par value, 500,000 Shares authorized; 88,711 and 87,838 Shares issued and outstanding at March 31, 2011 and December 31, 2010, respectively	887	878
Additional paid-in capital (net of offering costs of $65,550 and $65,322 at March 31, 2011 and December 31, 2010, respectively)	783,225	775,348
Accumulated distributions in excess of net income	(393,413)	(379,485)
Accumulated other comprehensive income	2,096	1,148
Total stockholders' equity	392,795	397,889
Noncontrolling interest	(732)	104
Total equity	392,063	397,993
Total liabilities and equity	$ 1,245,615	$ 1,254,841